WARRANTS AND OPTIONS (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 16, 2021 ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 ₪ / shares	[1]
IfrsStatementLineItems [Line Items]
Exercise of warrants		15,000	182,142
Share based compensation | $		$ 843	$ 800
Warrants Four [Member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)		$ 2.30		₪ 7.1418
Warrants Four [Member] | Warrant Holders [Member]
IfrsStatementLineItems [Line Items]
Exercise of warrants	1,095,322
Exercise price | ₪ / shares	₪ 2.52
Warrants granted	980,673

[1]	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant (see also Note 11).